Overview: - Significant events (Details) $ in Thousands, $ in Thousands																	1 Months Ended	12 Months Ended
	Nov. 05, 2021 MXN ($)	Nov. 05, 2021 USD ($)	Oct. 15, 2021 MXN ($)	Oct. 13, 2021 MXN ($)	Sep. 29, 2021 MXN ($)	Apr. 26, 2021 MXN ($)	Feb. 18, 2021 MXN ($)	Feb. 18, 2021 USD ($)	Dec. 30, 2020 MXN ($)	Sep. 11, 2020 MXN ($)	Aug. 19, 2020 MXN ($)	Jun. 29, 2020 MXN ($)	May 12, 2020 MXN ($)	May 12, 2020 USD ($)	Apr. 01, 2020 MXN ($)	Apr. 01, 2020 USD ($)	Oct. 31, 2017	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)	Sep. 30, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 30, 2020 USD ($)	Sep. 11, 2020 COP ($)
Disclosure of geographical areas [line items]
Points to add interest rate																		1.25%		1.25%			1.25%	1.25%		1.25%	1.25%
Net decrease in allowance for bad debts																		$ 28,519
Increase in allowance for bad debts																				$ 154,417
Deferment investments											$ 2,292,355
Loans received																		11,229,606		6,936,708
Disposal of loans																		$ 4,429,334		$ 245,520		$ 152,047
Percentage of increase in consolidated income excluding construction services																		74.39%	74.39%
Percentage of increase in aeronautical revenues excluding construction services																		73.83%	73.83%
Percentage of decrease in aeronautical income																				43.60%	43.60%	42.50%
Percentage of increase in non-aeronautical revenues																		75.23%	75.23%
Percentage of decrease in non-aeronautical income																				40.60%	40.60%
Mexico
Disclosure of geographical areas [line items]
Reduction in passenger traffic																				51.60%	51.60%
Percentage of increase in passenger traffic																		76.28%	76.28%
Points to add interest rate																		7.00%		7.00%			7.00%	7.00%		7.00%	7.00%
Term of guaranteed notes receivable																		1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months
Notes received pledged																		$ 4,463		$ 185,140
Proceeds from notes receivable pledged																		180,677
Increase in allowance for bad debts																		9,331		70,470
Deferment investments											$ 2,292,355												$ 3,533,480
Period for quinquennial Master Development Program											5 years
Loans received																		$ 8,630,000		$ 3,980,000
Percentage of increase in aeronautical revenues excluding construction services																		99.23%	99.23%
Percentage of increase in non-aeronautical revenues																		74.16%	74.16%
Colombia (Airplan)
Disclosure of geographical areas [line items]
Reduction in passenger traffic																				65.00%	65.00%
Percentage of increase in passenger traffic																		149.82%	149.82%
Points to add interest rate																		4.00%					4.00%	4.00%
Notes received pledged																				$ 60,617
Proceeds from notes receivable pledged																		$ 60,617
Net decrease in allowance for bad debts																		1,575
Increase in allowance for bad debts																				33,105
Loans received										$ 67,041								$ 2,390,983		$ 2,956,708				$ 375,525,853			$ 335,925,853		$ 11,612,000,000
Term of loan										1 year
Percentage of increase in aeronautical revenues excluding construction services																		140.25%	140.25%
Percentage of increase in non-aeronautical revenues																		51.74%	51.74%
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Reduction in passenger traffic																				48.70%	48.70%
Percentage of increase in passenger traffic																		99.83%	99.83%
Net decrease in allowance for bad debts																		$ 36,275
Increase in allowance for bad debts																		36,275		$ 50,842
Loans received									$ 399,010									$ 208,623		199,087			$ 10,000			$ 10,000		$ 20,000
Term of loan									3 years
Disposal of loans															$ 239,200	$ 10,000
Percentage of increase in aeronautical revenues excluding construction services																		12.12%	12.12%
Percentage of increase in non-aeronautical revenues																		88.31%	88.31%
Amount of grant offer under CARES Act.													$ 717,590	$ 33,417				$ 33,477	$ 16,292	717,590	$ 33,417
Amount of aid subsidy received under CARES Act													$ 367,752	$ 17,125				333,477	16,292	367,752	$ 17,125
Amount of grant offer under CRRSA Act.							$ 210,574	$ 10,577
Amount of aid subsidy received under CRRSA Act																		20,122	$ 983
Amount of grant offer under ARP Act.	$ 731,106	$ 35,716
Banco Popular De Puerto Rico
Disclosure of geographical areas [line items]
Points to add interest rate									0.50%						0.50%	0.50%												0.50%
Term of loan									3 years						3 years	3 years
Disposal of loans															$ 239,200
Banco Popular De Puerto Rico | Mexico
Disclosure of geographical areas [line items]
Loans received												$ 1,500,000
Term of loan												18 months
Banco Popular De Puerto Rico | Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Loans received																		208,623		199,087			$ 10,000			$ 10,000
Santandar
Disclosure of geographical areas [line items]
Borrowings, interest rate basis																	28-day TIIE rate plus 1.25 points
Points to add interest rate																	1.25%
Term of loan																	5 years
Disposal of loans					$ 2,000,000
Santandar | Mexico
Disclosure of geographical areas [line items]
Borrowings, interest rate basis					28-day TIIE rate plus 1.5 points
Points to add interest rate					1.50%
Loans received																		2,000,000		2,000,000
Disposal of loans					$ 20,000,000
Santandar New
Disclosure of geographical areas [line items]
Borrowings, interest rate basis					28-day TIIE rate plus 1.50 points
Points to add interest rate					1.50%
Santandar New | Mexico
Disclosure of geographical areas [line items]
Loans received					$ 2,650,000													2,650,000
BBVA Bancomer, S. A.
Disclosure of geographical areas [line items]
Borrowings, interest rate basis												28-Day Interbank Equilibrium Interest Rate (28 Day TIIE) plus 1.5%					TIIE rate of 28 days plus 1.25 points.
Points to add interest rate												1.50%					1.25%
Term of loan												18 months					7 years
Disposal of loans				$ 1,960,000		$ 20,000
BBVA Bancomer, S. A. | Mexico
Disclosure of geographical areas [line items]
Loans received																		1,980,000		$ 1,980,000
Disposal of loans				$ 1,960,000
BBVA Bancomer, S.A. New
Disclosure of geographical areas [line items]
Borrowings, interest rate basis			TIIE rate to 28 days plus an applicable margin
Points to add interest rate																									1.50%
Term of loan			7 years
BBVA Bancomer, S.A. New | Mexico
Disclosure of geographical areas [line items]
Borrowings, interest rate basis			28-day TIIE rate plus an applicable margin
Loans received			$ 2,000,000															$ 2,000,000
Term of loan			7 years